Equity (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 15, 2021 USD ($) $ / shares	Sep. 15, 2021 USD ($) $ / shares	Jun. 15, 2021 USD ($) $ / shares	Mar. 22, 2021 USD ($) $ / shares	Jan. 07, 2021 USD ($) shares	Dec. 11, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Equity [Abstract]
Share capital							$ 11,240	$ 10,667
Shares outstanding (in shares) | shares							112,402,973	106,670,866
Nominal value per share (in dollars per share) | $ / shares							$ 0.10
Voting right per share | Vote							1
Liability reclassified to equity							$ 9,000
Reduction of share premium							$ 0		$ 0
Treasury shares held (in shares) | shares							0
Number of treasury share transactions in the period (in shares) | shares							0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date							Feb. 26, 2021
Dividends paid (in dollars per share) | $ / shares				$ 0.42
Dividend paid date							Mar. 22, 2021
Dividends paid				$ 46,500
First Quarter [Member]
Equity [Abstract]
Dividend declaration date							May 04, 2021
Dividends paid (in dollars per share) | $ / shares			$ 0.43
Dividend paid date							Jun. 15, 2021
Dividends paid			$ 47,700
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date							Jul. 30, 2021
Dividends paid (in dollars per share) | $ / shares		$ 0.43
Dividend paid date							Sep. 15, 2021
Dividends paid		$ 47,800
Third Quarter [Member]
Equity [Abstract]
Dividend declaration date							Nov. 09, 2021
Dividends paid (in dollars per share) | $ / shares	$ 0.435
Dividend paid date							Dec. 15, 2021
Dividends paid	$ 48,600
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares							141,482
Algonquin [Member]
Equity [Abstract]
Ownership interest						44.20%	43.60%
Dividends paid to non-controlling interests							$ 17,300	$ 14,700
Algerian Energy Company, SPA [Member]
Equity [Abstract]
Dividends paid to non-controlling interests							6,600	3,700
Itochu Corporation [Member]
Equity [Abstract]
Dividends paid to non-controlling interests							$ 5,700	$ 1,400
Public Offering [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares						$ 33
Shares issued (in shares) | shares						5,069,200
Gross proceeds						$ 167,000
Net proceeds						$ 161,000
Over-Allotment Option [Member]
Equity [Abstract]
Shares issued (in shares) | shares						661,200
Private Placement [Member] | Algonquin [Member]
Equity [Abstract]
Shares issued (in shares) | shares					4,020,860
Gross proceeds					$ 133,000
Net proceeds					$ 131,000
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares							$ 38.43
Shares issued (in shares) | shares							1,613,079
Net proceeds							$ 61,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering							150,000
Share Premium [Member]
Equity [Abstract]
Reduction of share premium							$ (200,000)		$ (1,000,000)